Financial Instruments - Cash Flow Hedge Impact on Statements of Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivative
Cost of goods sold	$ (344,967)	$ (365,537)	$ (369,649)
Interest Expense	(50,409)	(66,872)	(72,344)
Amount of gain (loss) reclassified from AOCI into income
Derivative
Interest Expense	$ (54)	$ (625)	$ (256)